EVENTS OCCURRING AFTER THE REPORTING PERIOD	3 Months Ended
Sep. 30, 2025
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

17.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

Subsequent to September 30, 2025, there have been no other situations or circumstances that may require significant adjustments or further disclosure in these consolidated financial statements that were not mentioned above.